Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.73228%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,330,416.53

Principal:
Principal Collections	$33,208,456.45
Prepayments in Full	$16,963,311.48
Liquidation Proceeds	$726,691.68
Recoveries	$109,550.57
Sub Total	$51,008,010.18
Collections	$56,338,426.71

Purchase Amounts:
Purchase Amounts Related to Principal	$506,669.53
Purchase Amounts Related to Interest	$3,256.53
Sub Total	$509,926.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,848,352.77

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,848,352.77
Servicing Fee	$1,159,609.27	$1,159,609.27	$0.00	$0.00	$55,688,743.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$55,688,743.50
Interest - Class A-2a Notes	$922,588.24	$922,588.24	$0.00	$0.00	$54,766,155.26
Interest - Class A-2b Notes	$880,145.33	$880,145.33	$0.00	$0.00	$53,886,009.93
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$51,109,484.93
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$50,723,638.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,723,638.26
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$50,482,796.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,482,796.76
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$50,482,796.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,482,796.76
Regular Principal Payment	$50,032,167.41	$50,032,167.41	$0.00	$0.00	$450,629.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$450,629.35
Residual Released to Depositor	$0.00	$450,629.35	$0.00	$0.00	$0.00
Total		$56,848,352.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,032,167.41
Total					$50,032,167.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,761,462.20	$76.58	$922,588.24	$2.85	$25,684,050.44	$79.43
Class A-2b Notes	$25,270,705.21	$76.58	$880,145.33	$2.67	$26,150,850.54	$79.25
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,032,167.41	$27.16	$5,205,946.74	$2.83	$55,238,114.15	$29.99

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$205,019,609.93	0.6340486	$180,258,147.73	0.5574707
Class A-2b Notes	$209,236,033.03	0.6340486	$183,965,327.82	0.5574707
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,252,995,642.96	0.6802033	$1,202,963,475.55	0.6530427

Pool Information
Weighted Average APR	4.705%	4.714%
Weighted Average Remaining Term	48.43	47.66
Number of Receivables Outstanding	43,193	42,303
Pool Balance	$1,391,531,119.86	$1,339,606,544.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,287,506,613.04	$1,239,805,451.82
Pool Factor	0.6959470	0.6699779

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$99,801,092.62
Targeted Overcollateralization Amount	$136,643,068.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$136,643,068.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$519,446.28
(Recoveries)		27	$109,550.57
Net Loss for Current Collection Period			$409,895.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3535%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4937%
Second Prior Collection Period			0.6807%
Prior Collection Period			0.6160%
Current Collection Period			0.3602%
Four Month Average (Current and Prior Three Collection Periods)			0.5376%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,040	$5,615,544.49
(Cumulative Recoveries)			$236,414.93
Cumulative Net Loss for All Collection Periods			$5,379,129.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2690%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,399.56
Average Net Loss for Receivables that have experienced a Realized Loss			$5,172.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	273	$10,966,797.89
61-90 Days Delinquent	0.14%	41	$1,872,694.76
91-120 Days Delinquent	0.04%	12	$503,107.39
Over 120 Days Delinquent	0.02%	6	$258,355.53
Total Delinquent Receivables	1.02%	332	$13,600,955.57

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,163,525.80
Total Repossessed Inventory		31	$1,584,790.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1112%
Prior Collection Period			0.1320%
Current Collection Period			0.1395%
Three Month Average			0.1275%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1966%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	120	$5,070,902.52
2 Months Extended	132	$5,799,315.33
3+ Months Extended	23	$1,019,721.44

Total Receivables Extended	275	$11,889,939.29
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer